Investments in Unconsolidated Joint Ventures - Narrative (Details) $ in Thousands	1 Months Ended	9 Months Ended
	Jan. 31, 2026 USD ($) property	Sep. 30, 2026 USD ($) property	Sep. 30, 2025 USD ($)	Dec. 31, 2026 property	Dec. 31, 2025 USD ($) property	Dec. 31, 2024 USD ($)
Schedule of Equity Method Investments [Line Items]
Property count | property		74
Equity method investment		$ 0			$ 312,709	$ 322,551
Cash paid		$ 295,893	$ 0
JV
Schedule of Equity Method Investments [Line Items]
Investment ownership	46.50%
Cash paid	$ 312,000
JV | Senior Housing Properties
Schedule of Equity Method Investments [Line Items]
Property count | property	19			19
SWF SH JV
Schedule of Equity Method Investments [Line Items]
Investment ownership					53.50%
Equity method investment					$ 313,000
SWF SH JV | Sovereign Wealth Fund
Schedule of Equity Method Investments [Line Items]
Investment ownership					46.50%
SWF SH JV | Senior Housing Properties
Schedule of Equity Method Investments [Line Items]
Property count | property					19